COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 24, 2026 ILS (₪)	Jan. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)		May 18, 2026 USD ($)	Jan. 12, 2024 USD ($)	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Percentage of royalty								2.20%
Contingent of consideration percentage								1.00%
Percentage of voting equity interests acquired								2.00%
Options issued to purchase shares			869,001		[1]
Addtional equity fund of convertible percent		1.00%
Aggregated amount received		$ 27,000
Exit fee percentage		1.50%
Fee expense | ₪	₪ 50,000
Deposit security						$ 50
R&I trading [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments							$ 5,000
Technology license intellectual property [member]
IfrsStatementLineItems [Line Items]
Assets value against liability			$ 180	$ 158
Share options [member]
IfrsStatementLineItems [Line Items]
Options issued to purchase shares | shares		864,000
Risk free interest rate		3.42%
Expected volatility		81.92%
Expected term		3 years
Expected dividend yield		0.00%
Fair value of options		$ 33

[1]	Nil after reverse stock split